Shareholder Report, Average Annual Return (Details)	4 Months Ended				5 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000247367
Average Annual Return [Line Items]
Average Annual Return, Percent					5.80%
C000247368
Average Annual Return [Line Items]
Average Annual Return, Percent						16.28%		18.54%
C000247369
Average Annual Return [Line Items]
Average Annual Return, Percent						16.25%		18.43%
C000258265
Average Annual Return [Line Items]
Average Annual Return, Percent			2.50%
C000259908
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000259911
Average Annual Return [Line Items]
Average Annual Return, Percent				6.30%
C000259910
Average Annual Return [Line Items]
Average Annual Return, Percent				6.40%
C000247359
Average Annual Return [Line Items]
Average Annual Return, Percent						8.52%		6.75%
C000247358
Average Annual Return [Line Items]
Average Annual Return, Percent						8.49%		6.82%
C000247365
Average Annual Return [Line Items]
Average Annual Return, Percent						6.98%		2.48%
C000247364
Average Annual Return [Line Items]
Average Annual Return, Percent						6.87%		2.21%
C000247360
Average Annual Return [Line Items]
Average Annual Return, Percent				5.90%
C000247361
Average Annual Return [Line Items]
Average Annual Return, Percent						17.30%		20.40%
C000258279
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%
C000258282
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%
C000258276
Average Annual Return [Line Items]
Average Annual Return, Percent				6.20%
C000258277
Average Annual Return [Line Items]
Average Annual Return, Percent				6.10%
C000258270
Average Annual Return [Line Items]
Average Annual Return, Percent				0.96%
C000258271
Average Annual Return [Line Items]
Average Annual Return, Percent				0.84%
C000258274
Average Annual Return [Line Items]
Average Annual Return, Percent				1.14%
C000258272
Average Annual Return [Line Items]
Average Annual Return, Percent		2.10%
C000258273
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%
C000258268
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%
C000247362
Average Annual Return [Line Items]
Average Annual Return, Percent						12.64%	12.62%
C000258280
Average Annual Return [Line Items]
Average Annual Return, Percent		3.90%
C000258269
Average Annual Return [Line Items]
Average Annual Return, Percent		4.30%
C000258264
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%
C000258267
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					7.45%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent						17.37%		19.14%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent						17.37%		19.14%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.92%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent				6.06%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent				6.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						7.30%		3.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						7.30%		3.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						7.30%		3.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						7.30%		3.34%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent				6.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent						17.88%		19.19%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent				6.59%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent				6.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent				1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent				1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent				1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.27%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent						17.37%	19.14%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.06%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.06%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.06%
MSCI World Net Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.06%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.97%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						8.62%		7.89%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent						8.62%		7.89%
Russell Midcap Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%
Bloomberg US Credit Corp 5-10 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent				1.49%
Venerable Conservative Allocation Fund Performance Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		2.49%
Venerable Conservative Appreciation Allocation Fund Performance Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		3.22%
Venerable World Conservative Allocation Fund Performance Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		3.17%
Venerable Moderate Performance Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent						13.41%	12.73%
Venerable Moderate Appreciation Allocation Fund Performance Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		4.21%
Venerable World Moderate Allocation Fund Performance Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%
Venerable Appreciation Allocation Fund Performance Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		4.95%
Venerable World Appreciation Allocation Fund Performance Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		4.85%